NON-CONTROLLING INTERESTS - Schedule of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 35,848	$ 35,242	$ 34,974	$ 33,327	$ 33,614	$ 36,456
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Equity	31,462		30,370
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Equity	25,395	25,114	24,164	23,627	23,717	26,168
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	50	48	52	47	48	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	2,423	2,368	2,524	2,280	2,346	2,457
BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of Non Controlling Interest [Line Items]
Equity	2,312		2,330
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Equity	545	555	563	568	537	537
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 737	$ 737	$ 737	$ 737	$ 737	$ 737